Other Liabilities, Provisions, Contingencies and Commitments - Litigation, etc. (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Aggregate amount claimed against company	$ 119,728
Commitments for the purchase of property, plant and equipment	2,588	$ 726	$ 432
Brazil
Disclosure of financial liabilities [line items]
Tax contingencies amount	65,338
Litigation amount	13,728	10,721	$ 7,342
Coca-Cola FEMSA
Disclosure of financial liabilities [line items]
Amount extraordinary benefit from revision of suspended tax credit		$ 1,083
Coca-Cola FEMSA | ICMS
Disclosure of financial liabilities [line items]
Tax contingencies amount	9,695
Coca-Cola FEMSA | Tax credits
Disclosure of financial liabilities [line items]
Tax contingencies amount	37,539
Coca-Cola FEMSA | Federal taxes
Disclosure of financial liabilities [line items]
Tax contingencies amount	5,214
Coca-Cola FEMSA | Amortization of goodwill
Disclosure of financial liabilities [line items]
Tax contingencies amount	9,601
Coca-Cola FEMSA | Liability over the operations of third party
Disclosure of financial liabilities [line items]
Tax contingencies amount	2,714
Coca-Cola FEMSA | Exclusion of ICMS from PIS/COFINS taxable basis
Disclosure of financial liabilities [line items]
Tax contingencies amount	$ 575